Income/loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Basic EPS

	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Six months ended June 30, 2022
Basic income (loss) per share	0.00	(1.09)	(0.03)	(1.45)
Diluted income (loss) per share	0.00	(1.09)	(0.03)	(1.45)

Issued ordinary shares at the end of the period	254,263,598	152,901,508	254,263,598	152,901,508
Weighted average numbers of shares outstanding for the period, basic	244,777,228	152,284,619	239,806,937	149,051,857
Dilutive effect of share options and RSU (1)	4,142,478	—	—	—
Weighted average numbers of shares outstanding for the period, diluted	248,919,706	152,284,619	239,806,937	149,051,857

(1) Includes the impact of 9,028,584 share options and 88,584 restricted stock units using the treasury stock method.